Derivative Liability (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Annual dividend yield
Expected life (years)	1 year	1 year
Minimum [Member]
Risk-free interest rate	4.89%	4.89%
Expected volatility	164.00%	164.00%
Exercise price	$ 1.10	$ 0.19
Stock price	$ 1.19	$ 0.22
Maximum [Member]
Risk-free interest rate	5.45%	5.59%
Expected volatility	176.00%	187.00%
Exercise price	$ 3.53	$ 3.53
Stock price	$ 5.32	$ 5.32